Statements Of Changes In Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2023	$ 6,269	$ (500)	$ 10,924,624	$ (25,505)	$ (11,382,654)	$ (477,766)
Balance, shares at Dec. 31, 2023	28,844,643
Balance, treasury shares at Dec. 31, 2023		2,500,000
Issuance of common stock	$ 15		824,603	(50,260)		774,358
Issuance of common stock, shares	75,343
Stock-based compensation			246,612			246,612
Stock-based compensation, shares
Net loss					(916,753)	(916,753)
BALANCE at Mar. 31, 2024	$ 6,284	$ (500)	11,995,839	(75,765)	(12,299,407)	(373,549)
Balance, shares at Mar. 31, 2024	28,919,986
Balance, treasury shares at Mar. 31, 2024		2,500,000
BALANCE at Dec. 31, 2024	$ 6,322	$ (500)	14,984,561	(53,003)	(15,920,555)	$ (983,175)
Balance, shares at Dec. 31, 2024	29,120,905
Balance, treasury shares at Dec. 31, 2024		2,500,000				2,500,000
Issuance of common stock						$ 296,875
Issuance of common stock, shares						62,500
Stock-based compensation	$ 17		1,348,228			$ 1,348,245
Stock-based compensation, shares	84,874
Net loss					(1,978,165)	(1,978,165)
Issuance of common stock and warrants for cash, net	$ 19		677,390	40,219		717,628
Issuance of common stock and warrants for cash, net, shares	96,346
Issuance of common stock for deferred offering costs	$ 107		6,927,762			6,927,869
Issuance of common stock for deferred offering costs, shares	532,913
BALANCE at Mar. 31, 2025	$ 6,465	$ (500)	$ 23,937,941	$ (12,784)	$ (17,898,720)	$ 6,032,402
Balance, shares at Mar. 31, 2025	29,835,038
Balance, treasury shares at Mar. 31, 2025		2,500,000				2,500,000